Expense Example - Calvert Floating-Rate Advantage Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	552	1,070	1,613	3,091	210	694	1,205	2,609	210	672	1,159	2,505